Long-term Debt (Details) - Long-Term Debt [Member] - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Extinguishment of Debt [Line Items]
Principal	$ 2,196,233	$ 2,196,233
Accrued interest	2,997,529	4,205,144
Debt discount	(215,659)	(226,823)
Total long term debt	4,978,103	6,174,554
Long term debt, current	9,363	3,256
Long term debt	$ 4,968,740	$ 6,171,298